UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ospraie Management, LLC

Address:   320 Park Avenue, 27th Floor
           New York, NY 10022


Form 13F File Number: 28-11391


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jason Mraz
Title:  Chief Compliance Officer
Phone:  212-602-5000

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Mraz                     New York, NY                       5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:  $      116,841
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ADECOAGRO S A                COM            L00849106   84,247 10,955,414 SH       SOLE       N/A      10,955,414      0    0
AIR PRODS & CHEMS INC        COM            009158106    2,004     23,000 SH       SOLE       N/A          23,000      0    0
AIRGAS INC                   COM            009363102    2,380     24,000 SH       SOLE       N/A          24,000      0    0
CROWN HOLDINGS INC           COM            228368106    1,956     47,000 SH       SOLE       N/A          47,000      0    0
CSX CORP                     COM            126408103    2,438     99,000 SH       SOLE       N/A          99,000      0    0
DELTA AIR LINES INC DEL      COM NEW        247361702    1,651    100,000 SH       SOLE       N/A         100,000      0    0
FAMILY DLR STORES INC        COM            307000109    2,008     34,000 SH       SOLE       N/A          34,000      0    0
FEDEX CORP                   COM            31428X106    2,357     24,000 SH       SOLE       N/A          24,000      0    0
INTERNATIONAL FLAVORS&FRAGRA COM            459506101    2,070     27,000 SH       SOLE       N/A          27,000      0    0
LENNAR CORP                  CL B           526057302      323     10,000 SH       SOLE       N/A          10,000      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -      N53745100    1,835     29,000 SH       SOLE       N/A          29,000      0    0
PBF ENERGY INC               CL A           69318G106    1,561     42,000 SH       SOLE       N/A          42,000      0    0
RELIANCE STEEL & ALUMINUM CO COM            759509102    2,206     31,000 SH       SOLE       N/A          31,000      0    0
ROCK-TENN CO                 CL A           772739207    2,691     29,000 SH       SOLE       N/A          29,000      0    0
SCHLUMBERGER LTD             COM            806857108    2,172     29,000 SH       SOLE       N/A          29,000      0    0
SUNCOR ENERGY INC NEW        COM            867224107    2,701     90,000 SH       SOLE       N/A          90,000      0    0
UNITED CONTL HLDGS INC       COM            910047109    2,241     70,000 SH       SOLE       N/A          70,000      0    0


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